Revenue (Details Narrative)	12 Months Ended
Mar. 31, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 111,630
Revenue expect to recognized, description	The Group expects to recognize revenue of $111,630 and nil related the remaining performance obligations over the next 12 months and the next 12 months to 24 months, respectively.